UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $455,416 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     6225   128848 SH       SOLE                        0        0   128848
ISHARES SILVER TRUST           ISHARES          46428Q109      302     8206 SH       SOLE                        0        0     8206
ISHARES TR                     S&P 500 INDEX    464287200   146688  1102832 SH       SOLE                        0        0  1102832
ISHARES TR                     BARCLY USAGG B   464287226    14984   142531 SH       SOLE                        0        0   142531
ISHARES TR                     MSCI EMERG MKT   464287234     8357   171709 SH       SOLE                        0        0   171709
ISHARES TR                     RUSSELL1000VAL   464287598      388     5643 SH       SOLE                        0        0     5643
ISHARES TR                     RUSSELL1000GRW   464287614    49882   824910 SH       SOLE                        0        0   824910
ISHARES TR                     RUSL 2000 VALU   464287630     2106    27941 SH       SOLE                        0        0    27941
ISHARES TR                     RUSSELL 2000     464287655     5285    62790 SH       SOLE                        0        0    62790
ISHARES TR                     RUSSELL 3000     464287689     5704    71961 SH       SOLE                        0        0    71961
ISHARES TR                     MSCI GRW IDX     464288885    30040   499993 SH       SOLE                        0        0   499993
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      778    12945 SH       SOLE                        0        0    12945
SPDR GOLD TRUST                GOLD SHS         78463V107   150122  1073376 SH       SOLE                        0        0  1073376
VANGUARD INDEX FDS             REIT ETF         922908553     7297   124801 SH       SOLE                        0        0   124801
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      544    11031 SH       SOLE                        0        0    11031
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    24920   509088 SH       SOLE                        0        0   509088
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858     1794    48084 SH       SOLE                        0        0    48084